Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0000092521
Registrant Name	SOUTHWESTERN PUBLIC SERVICE CO
Registration File Number	333-278797-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES